Condensed consolidated statements of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (198)	$ (118)
(Increase) in trade receivables	(138)	(151)
Increase in trade payables	36	8
Net change in other operating assets	(44)	(16)
Net change in other operating liabilities	(76)	(154)
Total	$ (420)	$ (431)